Structured entities	12 Months Ended
Dec. 31, 2024
Structured entities
Structured entities

22 Structured entities

A structured entity (SE) is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, for example, when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. SEs are usually established for a specific, limited purpose. They do not carry out a business or trade and typically have no employees.

Securitisations

In a securitisation, assets, or interests in a pool of assets, are transferred, or the credit risk is transferred via a derivative or financial guarantee to a SE which then issues liabilities to third party investors.

NatWest Group’s involvement in client securitisations takes a number of forms. It may provide secured finance to, or purchase asset-backed notes from, client sponsored SEs secured on assets transferred by the client entity; purchase asset backed securities issued by client sponsored SEs in the primary or secondary markets; or provide liquidity facilities to client sponsored SEs. In addition, NatWest Group arranges or acts as lead manager or placement agent in client primary markets securitisations. NatWest Group provides portfolio structured derivative hedging solutions to clients. NatWest Group undertakes own-asset securitisations to transfer the credit risk on portfolios of financial assets.

Other credit risk transfer securitisations

NatWest Group transfers credit risk on originated loans and mortgages without the transfer of assets to a SE. As part of this, NatWest Group enters into credit derivative and financial guarantee contracts with consolidated SEs. At 31 December 2024, debt securities in issue by such SEs (and held by third parties) were £1,175 million (2023 – £863 million). The associated loans and mortgages at 31 December 2024 were £13,226 million (2023 - £2,687 million). At 31 December, ECL in relation to non-defaulted assets was reduced by £43 million (2023 - £11 million) as a result of financial guarantee contracts with consolidated SEs.

Covered debt programme

Group companies have assigned loans to customers and debt investments to bankruptcy remote limited liability partnerships to provide security for issues of debt securities. NatWest Group retains all of the risks and rewards of these assets and continues to recognise them. The partnerships are consolidated by NatWest Group and the related covered bonds included within other financial liabilities. At 31 December 2024, £9,668 million (2023 - £11,067 million) of loans to customers provided security for debt securities in issue and other borrowing of £2,305 million (2023 - £3,619 million).

Lending of own issued securities

NatWest Group has issued, retained, and lent debt securities under securities lending arrangements. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on maturity of the transaction. NatWest Group retains all of the risks and rewards of own issued liabilities lent under such arrangements and does not recognise them. At 31 December 2024, £4,715 million (2023 - £4,062 million) of secured own issued liabilities have been retained and lent under securities lending arrangements. At 31 December 2024, £4,878 million (2023 - £4,168 million) of loans and other debt instruments provided security for secured own issued liabilities that have been retained and lent under securities lending arrangements.

22 Structured entities continued

Unconsolidated structured entities

The term 'unconsolidated structured entities' refers to structured entities not controlled by NatWest Group, and which are established either by NatWest Group or a third party. An interest in a structured entity is any form of contractual or non-contractual involvement which creates variability in returns for NatWest Group arising from the performance of the entity. Such interests include holdings of debt or equity securities, derivatives that transfer financial risks from the entity to NatWest Group, provision of lending and loan commitments, financial guarantees and investment management agreements. NatWest Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions, to provide risk management services and for specific investment opportunities. Structured entities may take the form of funds, trusts, partnerships, securitisation vehicles, and private investment companies. NatWest Group considers itself to be the sponsor of a structured entity where it is primarily involved in the set up and design of the entity and where NatWest Group transfers assets to the entity, markets products associated with the entity in its own name, and/or provides guarantees in relation to the performance of the entity.

The nature and extent of NatWest Group's interests in structured entities is summarised in the following table:

	2024			2023
	Asset-backed	Investment		Asset-backed	Investment
	securitisation	funds and		securitisation	funds and
	vehicles	other	Total	vehicles	other	Total
	£m	£m	£m	£m	£m	£m
Assets
Trading assets	252	216	468	303	311	614
Derivatives	94	—	94	134	—	134
Loans to customers	5,399	1,601	7,000	2,701	999	3,700
Other financial assets	15,744	923	16,667	13,096	1,062	14,158
Total	21,489	2,740	24,229	16,234	2,372	18,606

Liabilities
Derivatives	153	8	161	213	17	230
Total	153	8	161	213	17	230

Off balance sheet
Liquidity facilities/loan commitments	2,134	457	2,591	1,873	396	2,269
Guarantees	—	104	104	—	127	127
Total	2,134	561	2,695	1,873	523	2,396

Maximum exposure	23,470	3,293	26,763	17,894	2,878	20,772